Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant And Equipment [Abstract]
Land	¥ 14,557	¥ 14,035
Buildings	26,213	24,383
Machinery and equipment	24,071	20,595
Tools, furniture and fixtures	16,191	14,216
Construction in progress	4,205	363
Property, plant and equipment, gross	85,237	73,592
Less accumulated depreciation	43,869	39,386
Property, plant and equipment, net	¥ 41,368	¥ 34,206	¥ 31,878